Cover Page	Nov. 02, 2026
Cover [Abstract]
Entity Central Index Key	0000891103
Amendment Flag	false
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	MATCH GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34148
Entity Tax Identification Number	59-2712887
Entity Address, Address Line One	8750 North Central Expressway, Suite 1400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75231
City Area Code	214
Local Phone Number	576-9352
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	MTCH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false